Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2024
Supplemental Cash Flow Information [Abstract]
Schedule of Non-Cash Investing and Financing Activities	Non-cash investing and financing activities:
	Six Months Ended
	2024	2023
Reallocation of opening deficit to reserve	€-	€(1,028,578)
Recognition of right-of-use assets from lease modification	€41,946	€(1,028,578)